Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Cash Flows [Abstract]
Non-cash distributions to members	$ 6,589
Cash and non-cash distributions to members	40,429
Cash distributions from members	$ 33,662